UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_3/31/05________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  5/16/05
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 175

Form 13F Information Table Value Total: $  140,386
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104      139 39092.0000SH      SOLE               39092.0000
                                                                53 14994.0000SH      OTHER   1,2,3               14994.0000
3M Co                          COM              88579y101      257 3000.0000SH       OTHER                        3000.0000
Abbott Laboratories            COM              002824100     3535 75816.0000SH      SOLE               75816.0000
                                                              1905 40873.0000SH      OTHER   1,2,3               40873.0000
Advanced Energy Ind            COM              007973100     1411 145960.0000SH     SOLE              145960.0000
                                                               574 59310.0000SH      OTHER   1,2,3               59310.0000
Albertsons Inc                 COM              013104104      541 26215.0000SH      SOLE               26215.0000
                                                               372 18008.0000SH      OTHER   1,2,3               18008.0000
Allergan Inc                   COM              018490102      318 4584.0000SH       OTHER                        4584.0000
Allstate Corp                  COM              020002101       49 900.0000 SH       SOLE                 900.0000
                                                               513 9496.0000SH       OTHER   1,2,3                9496.0000
Altria Group Inc.              COM              02209s103       17 260.0000 SH       SOLE                 260.0000
                                                              2580 39450.0000SH      OTHER                       39450.0000
Amer. Int'l Group              COM              026874107      273 4929.0000SH       SOLE                4929.0000
                                                               904 16318.0000SH      OTHER   1,2,3               16318.0000
Amgen Inc                      COM              031162100     1665 28601.0000SH      SOLE               28601.0000
                                                              2217 38088.0000SH      OTHER   1,2,3               38088.0000
Anheuser-Busch                 COM              035229103      569 12000.0000SH      OTHER                       12000.0000
Atmel Corp                     COM              049513104      339 115000.0000SH     SOLE              115000.0000
                                                                86 29235.0000SH      OTHER   1,2,3               29235.0000
BN Santa Fe                    COM              12189T104      513 9510.0000SH       SOLE                9510.0000
                                                               210 3901.0000SH       OTHER   1,2,3                3901.0000
Bank Amer Corp                 COM              060505104      859 19471.0000SH      SOLE               19471.0000
                                                               564 12780.0000SH      OTHER   1,2,3               12780.0000
Bellsouth Corp                 COM              079860102      787 29934.0000SH      SOLE               29934.0000
                                                               434 16497.0000SH      OTHER   1,2,3               16497.0000
Bristol Myers Squibb           COM              110122108       19 760.0000 SH       SOLE                 760.0000
                                                               315 12379.0000SH      OTHER   1,2,3               12379.0000
CIT Group Inc                  COM              125581108      130 3410.0000SH       SOLE                3410.0000
                                                               144 3802.0000SH       OTHER   1,2,3                3802.0000
Cabot Corp                     COM              127055101     1263 37781.0000SH      SOLE               37781.0000
                                                              1531 45789.0000SH      OTHER   1,2,3               45789.0000
Celgene Corp                   COM              151020104      348 10220.0000SH      SOLE               10220.0000
CenterPoint Energy             COM              15189T107      170 14111.0000SH      SOLE               14111.0000
                                                               230 19157.0000SH      OTHER   1,2,3               19157.0000
Chevron Corp                   COM              166764100      793 13600.0000SH      OTHER                       13600.0000
Ciena Corp                     COM              171779101       28 16393.0000SH      OTHER                       16393.0000
Citigroup Inc                  COM              172967101     2301 51194.0000SH      SOLE               51194.0000
                                                              2477 55109.0000SH      OTHER   1,2,3               55109.0000
Clear Channel Comm.            COM              184502102     1634 47414.0000SH      SOLE               47414.0000
                                                              1536 44568.0000SH      OTHER   1,2,3               44568.0000
Coca Cola Co                   COM              191216100      125 3000.0000SH       SOLE                3000.0000
                                                              1783 42800.0000SH      OTHER                       42800.0000
ConocoPhillips                 COM              20825c104      910 8439.0000SH       SOLE                8439.0000
                                                              3105 28792.0000SH      OTHER   1,2,3               28792.0000
Cooper Tire & Rubber           COM              216831107      897 48843.0000SH      SOLE               48843.0000
                                                              1555 84716.0000SH      OTHER   1,2,3               84716.0000
Credence Systems Corp          COM              225302108      163 20660.0000SH      SOLE               20660.0000
                                                                75 9450.0000SH       OTHER   1,2,3                9450.0000
Delphi Automotive              COM              247126105       71 15885.0000SH      SOLE               15885.0000
Dollar Tree Stores             COM              256747106     2760 96061.0000SH      SOLE               96061.0000
                                                              4034 140401.0000SH     OTHER   1,2,3               140401.0000
EnCana Corp                    COM              292505104     1497 21253.0000SH      SOLE               21253.0000
                                                              1035 14702.0000SH      OTHER   1,2,3               14702.0000
Exelon Corp                    COM              30161N101      140 3040.0000SH       SOLE                3040.0000
                                                               167 3645.0000SH       OTHER   1,2,3                3645.0000
Exxon Mobil                    COM              30231G102      414 6938.0000SH       SOLE                6938.0000
                                                              1957 32832.0000SH      OTHER                       32832.0000
Fannie Mae                     COM              313586109       27 500.0000 SH       SOLE                 500.0000
                                                               544 10000.0000SH      OTHER                       10000.0000
Freddie Mac                    COM              313400301     1663 26309.0000SH      SOLE               26309.0000
                                                              2150 34022.0000SH      OTHER   1,2,3               34022.0000
General Electric Co            COM              369604103       54 1500.0000SH       SOLE                1500.0000
                                                              2178 60400.0000SH      OTHER                       60400.0000
Georgia Pacific Corp           COM              373298108      242 6825.0000SH       SOLE                6825.0000
                                                              1001 28193.0000SH      OTHER                       28193.0000
Gillette Co                    COM              375766102      707 14000.0000SH      OTHER                       14000.0000
GlobalSantaFe                  COM              G3930E101      476 12844.0000SH      SOLE               12844.0000
                                                               243 6558.0000SH       OTHER   1,2,3                6558.0000
Goldman Sachs                  COM              38141G104      985 8953.0000SH       SOLE                8953.0000
                                                               784 7124.0000SH       OTHER   1,2,3                7124.0000
Helmerich & Payne              COM              423452101      773 19473.0000SH      SOLE               19473.0000
                                                               673 16947.0000SH      OTHER   1,2,3               16947.0000
Hewlett-Packard Co             COM              428236103      168 7655.0000SH       SOLE                7655.0000
                                                               281 12830.0000SH      OTHER   1,2,3               12830.0000
Home Depot Inc                 COM              437076102      237 6200.0000SH       SOLE                6200.0000
                                                              1572 41100.0000SH      OTHER   1,2,3               41100.0000
Integrated Device Tech         COM              458118106      363 30155.0000SH      SOLE               30155.0000
                                                               173 14390.0000SH      OTHER   1,2,3               14390.0000
Intel Corp                     COM              458140100      364 15690.0000SH      SOLE               15690.0000
                                                               957 41200.0000SH      OTHER                       41200.0000
J P Morgan Chase               COM              46625H100      467 13507.6000SH      SOLE               13507.6000
                                                               681 19695.4000SH      OTHER   1,2,3               19695.4000
Johnson & Johnson              COM              478160104       84 1255.0000SH       SOLE                1255.0000
                                                              1952 29070.0000SH      OTHER   1,2,3               29070.0000
Kellogg Co                     COM              487836108      346 8000.0000SH       OTHER                        8000.0000
Kemet Corp                     COM              488360108       92 11822.0000SH      SOLE               11822.0000
                                                                73 9412.0000SH       OTHER   1,2,3                9412.0000
Kohl's Corp                    COM              500255104     1304 25254.0000SH      SOLE               25254.0000
                                                               875 16944.0000SH      OTHER   1,2,3               16944.0000
Kraft Foods Inc                COM              50075N104      231 7000.0000SH       OTHER                        7000.0000
Kroger Co                      COM              501044101     1844 115031.0000SH     SOLE              115031.0000
                                                              1920 119755.0000SH     OTHER   1,2,3               119755.0000
Lehman Brothers                COM              524908100     1856 19706.0000SH      SOLE               19706.0000
                                                              2032 21579.0000SH      OTHER   1,2,3               21579.0000
Loews Corp                     COM              540424108      672 9132.0000SH       SOLE                9132.0000
                                                               376 5119.0000SH       OTHER   1,2,3                5119.0000
Louisiana Pacific Corp         COM              546347105      390 15529.0000SH      SOLE               15529.0000
                                                               209 8323.0000SH       OTHER                        8323.0000
Lowe's Companies Inc           COM              548661107      389 6806.0000SH       SOLE                6806.0000
                                                               523 9159.0000SH       OTHER   1,2,3                9159.0000
MBIA Inc                       COM              55262C100      237 4525.0000SH       SOLE                4525.0000
Marsh & McLennan               COM              571748102      335 11000.0000SH      OTHER                       11000.0000
Merck & Co Inc                 COM              589331107       87 2702.0000SH       SOLE                2702.0000
                                                              2176 67213.0000SH      OTHER   1,2,3               67213.0000
Merrill Lynch                  COM              590188108      571 10095.0000SH      SOLE               10095.0000
                                                               649 11465.0000SH      OTHER   1,2,3               11465.0000
Micron Technology Inc          COM              595112103      346 33430.0000SH      SOLE               33430.0000
                                                                86 8365.0000SH       OTHER   1,2,3                8365.0000
Microsoft Corp                 COM              594918104      754 31190.0000SH      SOLE               31190.0000
                                                              2257 93387.0000SH      OTHER   1,2,3               93387.0000
Mohawk Industries Inc.         COM              608190104      402 4770.0000SH       SOLE                4770.0000
Morgan Stanley                 COM              617446448       13 235.0000 SH       SOLE                 235.0000
                                                               222 3884.0000SH       OTHER   1,2,3                3884.0000
National City Corp             COM              635405103      124 3700.0000SH       SOLE                3700.0000
                                                               143 4265.0000SH       OTHER   1,2,3                4265.0000
News Corp Cl A                 COM              65248E104      108 6400.0000SH       SOLE                6400.0000
                                                               118 7000.0000SH       OTHER                        7000.0000
Norfolk Southern               COM              655844108      528 14250.0000SH      OTHER   1,2,3               14250.0000
Oracle Corp                    COM              68389X105       82 6556.0000SH       SOLE                6556.0000
                                                                70 5609.0000SH       OTHER                        5609.0000
PepsiCo Inc                    COM              713448108      902 17000.0000SH      OTHER                       17000.0000
Pfizer Inc                     COM              717081103     3347 127421.0000SH     SOLE              127421.0000
                                                              4639 176605.0000SH     OTHER   1,2,3               176605.0000
Photronics Inc                 COM              719405102     1116 61640.0000SH      SOLE               61640.0000
                                                              1388 76685.0000SH      OTHER   1,2,3               76685.0000
Proctor & Gamble Co            COM              742718109     1420 26800.0000SH      OTHER                       26800.0000
Rita Medical Systems Inc       COM              76774E103       60 20000.0000SH      SOLE               20000.0000
Royal Group Tech. Ltd          COM              779915107      321 30403.0000SH      SOLE               30403.0000
                                                               205 19442.0000SH      OTHER   1,2,3               19442.0000
SBC Communications             COM              78387G103      928 39189.0000SH      SOLE               39189.0000
                                                              1154 48718.0000SH      OTHER   1,2,3               48718.0000
Schering-Plough                COM              806605101      371 20425.0000SH      SOLE               20425.0000
                                                                98 5405.0000SH       OTHER   1,2,3                5405.0000
Seacor Holdings, Inc.          COM              811904101     1792 28110.0000SH      SOLE               28110.0000
                                                              1859 29160.0000SH      OTHER   1,2,3               29160.0000
Sky Financial Group            COM              83080P103      594 22156.0000SH      SOLE               22156.0000
                                                              1640 61160.0000SH      OTHER   1,2,3               61160.0000
Smithfield Foods Inc           COM              832248108     1169 37054.0000SH      SOLE               37054.0000
                                                              1010 32002.0000SH      OTHER   1,2,3               32002.0000
Southwest Airlines Co          COM              844741108      190 13335.0000SH      SOLE               13335.0000
                                                               392 27540.0000SH      OTHER   1,2,3               27540.0000
Sovereign Bancorp Inc          COM              845905108      466 21048.0000SH      OTHER                       21048.0000
Standard Microsystems          COM              853626109      383 22045.0000SH      SOLE               22045.0000
                                                               178 10235.0000SH      OTHER   1,2,3               10235.0000
Sun Microsystems Inc           COM              866810104       44 11000.0000SH      SOLE               11000.0000
                                                               204 50466.0000SH      OTHER   1,2,3               50466.0000
Sunrise Senior Living          COM              86768K106        7 150.0000 SH       SOLE                 150.0000
                                                               768 15807.0000SH      OTHER                       15807.0000
Tellabs Inc                    COM              879664100      328 44911.0000SH      SOLE               44911.0000
                                                               269 36903.0000SH      OTHER   1,2,3               36903.0000
Texas Instruments Inc          COM              882508104      319 12500.0000SH      SOLE               12500.0000
Tommy Hilfiger Corp            COM              G8915Z102      223 19065.0000SH      SOLE               19065.0000
                                                               249 21307.0000SH      OTHER   1,2,3               21307.0000
Toys R Us Inc                  COM              892335100      965 37477.0000SH      SOLE               37477.0000
                                                              1143 44371.0000SH      OTHER   1,2,3               44371.0000
Ultratech Inc                  COM              904034105      912 62455.0000SH      SOLE               62455.0000
                                                              1254 85917.0000SH      OTHER   1,2,3               85917.0000
Unocal Corp                    COM              915289102     1277 20697.0000SH      SOLE               20697.0000
                                                               901 14610.0000SH      OTHER   1,2,3               14610.0000
Unumprovident Corp             COM              91529Y106      761 44717.0000SH      SOLE               44717.0000
                                                               569 33442.0000SH      OTHER   1,2,3               33442.0000
Wachovia Corp - New            COM              929903102      201 3941.0000SH       SOLE                3941.0000
                                                                53 1032.0000SH       OTHER   1,2,3                1032.0000
Wal-Mart Stores Inc            COM              931142103      315 6285.0000SH       SOLE                6285.0000
                                                               381 7600.0000SH       OTHER                        7600.0000
Walgreen Co                    COM              931422109      329 7409.0000SH       SOLE                7409.0000
                                                              1290 29030.0000SH      OTHER                       29030.0000
Watson Pharm                   COM              942683103     1441 46905.0000SH      SOLE               46905.0000
                                                               507 16490.0000SH      OTHER   1,2,3               16490.0000
Wyeth                          COM              983024100     1047 24830.0000SH      SOLE               24830.0000
                                                              1471 34865.0000SH      OTHER   1,2,3               34865.0000
eLOT Inc                       COM              29014Q105        3 205950.0000SH     SOLE              205950.0000
Elot Inc. Del Warrants                          29014q113        1 40077.0000SH      SOLE               40077.0000